Cover - shares	12 Months Ended
	Dec. 31, 2023	Mar. 01, 2024
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2023
Document Fiscal Year Focus	2023
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Arbe Robotics Ltd.
Entity Central Index Key	0001861841
Entity File Number	001-40884
Entity Incorporation, State or Country Code	L3
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Entity Address, Postal Zip Code	6329302
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding		78,221,557
Ordinary shares, par value NIS 0.000216 per share
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary shares, par value NIS 0.000216 per share
Trading Symbol	ARBE
Security Exchange Name	NASDAQ
Warrants
Entity Listings [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	ARBEW
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Kobi Marenko
Contact Personnel Email Address	kobi.m@arberobotics.com
Entity Address, Address Line One	107 HaHashmonaim St
Entity Address, City or Town	Tel Aviv-Yafo
Entity Address, Country	IL
Entity Address, Postal Zip Code	6329302
Entity Phone Fax Numbers [Line Items]
City Area Code	972
Local Phone Number	73-7969804